Customer Rewards Liability - Schedule of Customer Rewards Liability (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Customer Rewards Liability [Abstract]
Balance at beginning	$ 8,569,651	$ 5,333,384	$ 7,926,198
Rewards earned by customers	679,502	541,146	1,627,329
Rewards fulfilments	(714,802)	(1,317,262)	(2,631,283)
Expired rewards	(67,950)	(54,115)	(149,323)
Remeasurement (gain) loss on customer rewards liability	(1,100,857)	3,423,045	1,796,730
Balance at ending	$ 7,365,544	$ 7,926,198	$ 8,569,651